INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of income tax
Equity Method Investment, Other than Temporary Impairment		$ 591
Income before income taxes, United States		888	$ (690)	$ 113
Income before income taxes, International		7,337	7,580	8,023
INCOME BEFORE INCOME TAXES		8,225	6,890	8,136
Income tax payments		$ 2,120	$ 1,950	$ 1,554
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Statutory U.S. federal tax rate (as a percent)		21.00%	35.00%	35.00%
Equity income or loss (as a percent)		(2.50%)	(3.30%)	(3.00%)
Effective Income Tax Rate Reconciliation, Repatriation Foreign Earnings, Jobs Creation Act of 2004, Percent		0.10%	52.40%	0.00%
Other - Net (as a percent)		(0.60%)	7.60%	3.80%
Effective Tax Rate (as a percent)		21.30%	81.40%	19.50%
Effective Income Tax Rate Reconciliation, Tax Contingency, Domestic, Amount				$ 157
Effective Income Tax Rate Reconciliation, Tax Contingency, Domestic, Percent				1.90%
Effective Income Tax Rate Reconciliation, Share-based Compensation, Excess Tax Benefit, Percent		(1.30%)	(1.90%)	0.00%
Income Tax (Expense) Benefit, Continuing Operations, Government Grants		$ 318	$ 221	$ 105
Income tax expense (benefit)
Current income tax expense (benefit), United States		591	5,438	1,147
Deferred income tax expense (benefit), United States		(386)	(1,783)	(838)
Income taxes		1,749	5,607	1,586
Current income tax expense (benefit), State and Local		145	121	113
Deferred income tax expense (benefit), State and Local		(81)	14	(91)
Current income tax expense (benefit), International		1,426	1,300	1,182
Deferred income tax expense (benefit), International		54	517	73
Current income tax expense (benefit), total		2,162	6,859	2,442
Deferred income tax expense (benefit), total		(413)	$ (1,252)	$ (856)
Undistributed Earnings of Foreign Subsidiaries		$ 8,100
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		1.50%	1.10%	1.20%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		3.10%	(9.50%)	(17.50%)
Gross balance of unrecognized tax benefit
Beginning balance of unrecognized tax benefits	$ 331	$ 331	$ 302	$ 168
Increase related to prior period tax positions		11	18	163
Decrease related to prior period tax positions		(2)	(13)	0
Increase related to current period tax positions		17	13	17
Decrease related to settlements with taxing authorities		(4)	0	(40)
Increase (decrease) due to effect of foreign currency exchange rate changes		(17)	11	(6)
Ending balance of unrecognized tax benefits		336	331	302
Alternative jurisdictional tax benefits if tax positions do not prevail		154
Impact of unrecognized tax benefits on effective tax rate if Company were to prevail on all uncertain tax positions		182
Unrecognized tax benefits, interest and penalties accrued		190	177	142
Unrecognized tax benefits, interest and penalties expense or (benefit)		13	35	31
Undistributed earnings of foreign subsidiaries		41,000	42,000
Bottling Investments
Schedule of income tax
Equity Method Investment, Other than Temporary Impairment		205
INCOME BEFORE INCOME TAXES		(159)	(2,202)	(1,955)
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ (476)	(2,140)	(2,456)
Asset Impairment Charges			737	153
Income tax expense (benefit)
Other Restructuring Costs			$ 419	$ 297
Coca-Cola Beverage Africa [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Other - Net (as a percent)		1.40%
Asset Impairment Charges		$ 554
AC Bebidas [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Other - Net (as a percent)			9.90%
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			$ 1,037
Income tax expense (benefit)
Current income tax expense (benefit), total			1,048
German bottling operations [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Other - Net (as a percent)				4.50%
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				$ 1,323
Income tax expense (benefit)
Current income tax expense (benefit), total				97
Manufacturing incentives and permanent book to tax adjustments [Member]
Income tax expense (benefit)
Current income tax expense (benefit), total			(156)
Tax Reform Act [Member]
Income tax expense (benefit)
Current income tax expense (benefit), United States		300	4,600
Deferred income tax expense (benefit), United States			(1,000)
Deferred income tax expense (benefit), State and Local		(300)	600
Current income tax expense (benefit), total		$ 8	3,610
Bottling Operations [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Other - Net (as a percent)		1.40%
Income tax expense (benefit)
Current income tax expense (benefit), total		$ 28
Other Restructuring Costs		$ 403
Bottling Operations [Member] | Bottling Investments
Income tax expense (benefit)
Other Restructuring Costs			$ 280	$ 276
Accounting Standards Update 2016-16 [Member]
Schedule of income tax
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 2,900
Equity Method Investee [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Other - Net (as a percent)		1.50%